SCHEDULE OF REVENUE AND ASSETS BY GEOGRAPHICAL AREAS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue		$ 10,629	$ 8,137
Cost of revenue
Depreciation and amortization
Net Profit/(loss) before taxation	(24,285)	10,538	(60,484)	(18,369)
Total assets	849,147	304,332	618,249	29,491
NEVADA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue
Cost of revenue
Depreciation and amortization
Net Profit/(loss) before taxation			(87,800)	(18,031)
Total assets	0		0	10
Labuan
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue
Cost of revenue
Depreciation and amortization
Net Profit/(loss) before taxation	(1,433)	(42)	20,070	(87)
Total assets	562,368		563,141	2,245
MALAYSIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue		10,629	8,137	511
Cost of revenue
Depreciation and amortization
Net Profit/(loss) before taxation	(22,852)	$ 10,580	7,246	(240)
Total assets	$ 286,779		$ 55,108	$ 27,236